Tikatok Impairment Charge - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Oct. 27, 2012	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Impairment Costs [Line Items]
Impairment charges	$ 1,973	$ 32,390	$ 4,168	$ 11,747
Goodwill written off	1,947
Intangible write off	$ 26